Average Annual Total Returns - Class D Shares - Janus Henderson US Managed Volatility Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 1000® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	12.80%	11.79%	12.15%	8.30%	Dec. 30, 2005	9.03%	9.87%	9.20%	6.20%	Dec. 30, 2005	9.19%	[1]	8.88%	[1]	8.93%	[1]	6.09%	[1]	Dec. 30, 2005	[1]	20.96%	15.60%	14.01%	10.07%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.